Lease (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Lessee, Lease, Description [Line Items]
Future total lease payments		$ 81
Rental expenses under operating leases	$ 77	$ 71	$ 74
Factory Buildings [Member] | Minimum [Member]
Lessee, Lease, Description [Line Items]
Lease term	1 month
Factory Buildings [Member] | Maximum [Member]
Lessee, Lease, Description [Line Items]
Lease term	36 months